DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	9 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities [Absract]
Financial Instruments and Risk Management

NOTE 12 – Derivative instruments and hedging activities:

The following table summarizes the notional amounts for hedged items, when transactions are designated as hedge accounting:
	September 30,	December 31,
	2016	2015

	U.S. $ in millions

Forward starting interest rate swap - cash flow hedge	$-	$3,500
Treasury lock - cash flow hedge	-	500
Interest rate swap - fair value hedge	-	1,294
Cross-currency swap - cash flow hedge	588	588

The following table summarizes the classification and fair values of derivative instruments:
	Fair value
	Designated as hedging instruments		Not designated as hedging instruments
	September 30, 2016	December 31, 2015	September 30, 2016	December 31, 2015

Reported under	U.S. $ in millions

Asset derivatives:
Other current assets:
Forward starting interest rate swap - cash flow hedge	$-	$26	$-	$-
Option and forward contracts	-	-	9	25
Other non-current assets:
Cross-currency swaps - cash flow hedge	67	78	-	-
Interest rate swaps - fair value hedge	-	1	-	-

Liability derivatives:
Other current liabilities:
Forward starting interest rate swaps - cash flow hedge	-	(10)	-	-
Treasury locks - cash flow hedge	-	(5)	-	-
Option and forward contracts	-	-	(7)	(11)
Senior notes and loans:
Interest rate swaps - fair value hedge	-	(11)	-	-

Derivatives on foreign exchange contracts mainly hedge Teva's balance sheet items from currency exposure but are not designated as hedging instruments for accounting purposes. With respect to such derivatives, gains of $10 million and $52 million were recognized under financial expenses-net for the nine months ended September 30, 2016 and 2015, respectively, and gains of $29 million and $40 million were recognized under financial expenses-net for the three months ended September 30, 2016 and 2015, respectively. Such gains offset the revaluation of the balance sheet items also recorded under financial expenses-net.

With respect to the interest rate and cross-currency swap agreements, gains of $14 million and $22 million were recognized under financial expenses-net for the nine months ended September 30, 2016 and 2015, respectively, and gains of $5 million and $6 million were recognized under financial expenses-net for the three months ended September 30, 2016 and 2015, respectively. Such gains mainly reflect the differences between the fixed interest rate and the floating interest rate.

Commencing in the third quarter of 2015, Teva entered into forward starting interest rate swap and treasury lock agreements designated as cash flow hedges of the U.S. dollar debt issuance in July 2016, with respect to $3.75 billion and $1.5 billion notional amounts, respectively. These agreements hedged the variability in anticipated future interest payments due to possible changes in the benchmark interest rate between the date the agreements were entered into and the actual date of the U.S. dollar debt issuance in July 2016 (in connection with the closing of the Actavis Generics acquisition).

Certain of the forward starting interest rate swaps and treasury lock agreements matured during the first half of 2016. In July 2016, in connection with the debt issuances mentioned in note 3, Teva terminated the remaining forward starting interest rate swaps and treasury lock agreements. The termination of these transactions resulted in a loss position of $493 million, of which $242 million were settled on October 7, 2016 and the remaining amount will be settled in first quarter of 2017. The change in fair value of these instruments recorded as part of other comprehensive income will be amortized under financial expenses-net over the life of the debt.

With respect to the forward starting interest rate swaps and treasury lock agreements, losses of $5 million were recognized under financial expenses-net for the three and nine months ended September 30, 2016. Such losses mainly reflect the differences between the hedged interest rate and the actual interest rate on the U.S. dollar debt issuance date in July 2016.

In the third quarter of 2016, Teva terminated interest rate swap agreements designated as fair value hedge relating to its 2.95% senior notes due 2022 with respect to $844 million notional amount and its 3.65% senior notes due 2021 with respect to $450 million notional amount, out of the $613 million swapped notional amount of outstanding debt. Settlement of these transactions resulted in a gain position of $41 million. The fair value hedge accounting adjustments of these instruments, which are recorded under senior notes and loans, will be amortized under financial expenses-net over the life of the debt.